Commitments and Contingencies	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5: Commitments and Contingencies

We are subject to certain legal proceedings and claims that arise in the ordinary course of our business. In the opinion of management, based upon consultation with legal counsel, the amount of ultimate liability with respect to such legal proceedings and claims will not materially affect the consolidated results of our operations or our financial condition.

On November 14, 2013, Dave & Buster’s, Inc. filed a complaint in federal court seeking declaratory and injunctive relief related to actions taken by a landlord attempting to terminate the lease agreement for our Bethesda store. The landlord alleged that the Company was in default of certain lease agreement provisions which restrict our ability to operate other Dave & Buster’s facilities within a prescribed distance of the Bethesda location. We believed that the lease provisions cited by the landlord were not legally enforceable and that the Company had the right to operate all facilities for the duration of the original lease term and any available lease extension periods. On July 21, 2014, the court issued its final ruling against the Company and the Bethesda store permanently closed on August 12, 2014. All our fixed assets from the Bethesda store are either fully depreciated or transferred to other locations. As with past store closures, we have experienced customer migration to other stores within the same market.

We lease certain property and equipment under various non-cancelable operating leases. Some of the leases include options for renewal or extension on various terms. Most of the leases require us to pay property taxes, insurance, and maintenance of the leased assets. Certain leases also have provisions for additional percentage rentals based on revenues.

The following table sets forth our lease commitments as of November 2, 2014:

OPERATING LEASE OBLIGATIONS AT NOVEMBER 2, 2014
1 year or less	$64,113
2 years	62,810
3 years	61,287
4 years	58,224
5 years	53,460
Thereafter	376,700

Total future payments	$676,594

We have signed operating lease agreements for our stores located in Albuquerque, New Mexico, Clackamas (Portland), Oregon and Greenville, South Carolina which opened for business on November 3, 2014, November 10, 2014 and November 17, 2014, respectively. In addition we also have signed lease agreements for future sites located in Woburn (Boston), Massachusetts, Pelham, New York and Euless (Dallas), Texas. The landlord has fulfilled the obligations to commit us to the lease terms and therefore, the future obligations related to these locations are included in the table above.

As of November 2, 2014, we have signed eleven lease agreements which contain certain landlord obligations which remain unfulfilled as of that date. Our commitments under these agreements are contingent upon, among other things, the landlord’s delivery of access to the premises for construction. Future obligations related to these agreements are not included in the table above.

Note 12: Contingencies

We are subject to certain legal proceedings and claims that arise in the ordinary course of our business. In the opinion of management, based upon consultation with legal counsel, the amount of ultimate liability with respect to such legal proceedings and claims will not materially affect the consolidated results of our operations or our financial condition.

We are subject to the terms of a settlement agreement with the Federal Trade Commission (FTC) that requires us, on an ongoing basis, to establish, implement, and maintain a comprehensive information security program that is reasonably designed to protect the security, confidentiality, and integrity of personal information collected from or about consumers. The agreement does not require us to pay any fines or other monetary assessments and we do not believe that the terms of the agreement will have a material adverse effect on our business, operations, or financial performance.